Note 3 - Acquisitions (Details) - Business Acquisitions Purchase Price Allocation (USD $)	0 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Jul. 01, 2013	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Purchase price allocation:
Goodwill						$ 7,089,780	$ 16,974,437	$ 3,049,281
Cash consideration	2,848,507
Precious Metal Trading Right [Member] | CFO Tahoe [Member]
Purchase price allocation:
Precious metal trading right		699,414	699,414
CFO Tahoe [Member] | Customer Relationships [Member]
Purchase price allocation:
Finite lived intangible assets		1,250,813	1,250,813
Finite lived Intangible assets, useful life		4 years 109 days
CFO Tahoe [Member]
Purchase price allocation:
Cash and cash equivalents		5,279,425	5,279,425
Prepaid expenses and current assets		1,135,765	1,135,765
Accounts receivable		2,143,957	2,143,957
Property and equipment, net		47,770	47,770
Rental deposit		72,431	72,431
Guarantee fund deposits		1,626,545	1,626,545
Total assets acquired		12,256,120	12,256,120
Accrued expenses and other current liabilities		(2,810,425)	(2,810,425)
Deferred tax liabilities		(487,557)	(487,557)
Total net assets		8,958,138	8,958,138
Noncontrolling interest		(9,508,295)	(9,508,295)				(9,508,295)
Goodwill		7,056,338	7,056,338
Cash consideration		6,506,181	6,506,181
CFO Netinfo [Member] | Securities Consulting License [Member]
Purchase price allocation:
Finite lived intangible assets				598,657
Finite lived Intangible assets, useful life				15 years
CFO Netinfo [Member]
Purchase price allocation:
Cash and cash equivalents				121,044
Prepaid expenses and current assets				339,296
Accounts receivable				4,912
Total assets acquired				1,063,909
Accrued expenses and other current liabilities				(274,748)
Deferred tax liabilities				(149,664)
Income tax payable				612
Total net assets				640,109
Goodwill				168,887
Cash consideration				808,996
Assets Acquired in 2012 [Member] | Securities Consulting License [Member]
Purchase price allocation:
Finite lived intangible assets					2,751,148
Finite lived Intangible assets, useful life					15 years
Assets Acquired in 2012 [Member]
Purchase price allocation:
Deferred tax liabilities					(687,787)
Cash consideration					2,063,361
CFO East Win [Member] | Securities Consulting License [Member]
Purchase price allocation:
Finite lived intangible assets	2,065,168
Finite lived Intangible assets, useful life	15 years
CFO East Win [Member] | Technology-Based Intangible Assets [Member]
Purchase price allocation:
Finite lived intangible assets	66,465
Finite lived Intangible assets, useful life	5 years
CFO East Win [Member]
Purchase price allocation:
Cash and cash equivalents	14,073
Prepaid expenses and current assets	215,868
Accounts receivable	949
Property and equipment, net	625,258
Rental deposit	8,998
Total assets acquired	2,996,779
Accounts payable	(137,665)
Accrued expenses and other current liabilities	(1,608,027)
Deferred tax liabilities	(532,908)
Income tax payable	(30,780)
Total net assets	687,399
Noncontrolling interest	(871,960)							(871,960)
Goodwill	3,033,068
Cash consideration	$ 2,848,507